UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

April 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.08%)

ADVERTISING – (0.30%)
8,941,680	WPP Group PLC	$110,388,897
AUTOMOBILES & COMPONENTS – (1.15%)
8,353,000	Harley-Davidson, Inc.	424,666,520
BROADCASTING & CABLE TV – (3.37%)
27,144,700	Comcast Corp., Special Class A* (d)	836,463,931
24,146,000	Liberty Media Corp., Class A*	201,619,100
7,615,175	NTL Inc.*	209,188,857
		1,247,271,888
CAPITAL GOODS – (3.41%)
47,986,306	Tyco International Ltd.	1,264,439,163
CAPITAL MARKETS – (3.35%)
8,451,920	Ameriprise Financial, Inc.	414,482,157
4,702,705	Julius Baer Holding, Ltd. AG (d)	450,856,011
3,842,580	Morgan Stanley	247,077,894
1,991,400	State Street Corp.	130,078,248
		1,242,494,310
COMMERCIAL BANKS – (7.85%)
5,848,000	Commerce Bancorp, Inc. (d)	235,908,320
5,846,300	Fifth Third Bancorp	236,395,140
60,813,752	HSBC Holdings PLC	1,050,748,112
30,372,130	Lloyds TSB Group PLC	295,479,445
15,879,800	Wells Fargo & Co.	1,090,783,462
		2,909,314,479
COMMERCIAL SERVICES & SUPPLIES – (1.04%)
5,015,400	D&B Corp.* (b)	386,286,108
CONSUMER DURABLES & APPAREL – (0.21%)
1,083,037	Hunter Douglas NV	76,652,792
CONSUMER FINANCE – (5.04%)
34,737,100	American Express Co.	1,869,203,351
CONSUMER SERVICES – (1.19%)
627,000	Apollo Group, Inc., Class A*	34,262,415
17,739,200	H&R Block, Inc. (b)	404,985,936
		439,248,351
DIVERSIFIED FINANCIAL SERVICES – (8.22%)
19,081,316	Citigroup Inc.	953,111,734
31,030,640	JPMorgan Chase & Co.	1,408,170,443
8,928,200	Moody’s Corp.	553,637,682
2,588,000	Principal Financial Group, Inc.	132,790,280
		3,047,710,139

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (10.77%)
18,811,186	ConocoPhillips	$1,258,468,343
14,458,786	Devon Energy Corp.	869,117,626
11,544,100	EOG Resources, Inc. (d)	810,742,143
6,796,700	Occidental Petroleum Corp.	698,292,958
4,371,700	Transocean Inc.* (d)	354,413,719
		3,991,034,789
FOOD & STAPLES RETAILING – (5.08%)
24,330,600	Costco Wholesale Corp. (b)(d)	1,324,192,905
12,383,000	Wal-Mart Stores, Inc.	557,606,490
		1,881,799,395
FOOD, BEVERAGE, & TOBACCO – (7.77%)
24,694,700	Altria Group, Inc.	1,806,664,252
30,009,337	Diageo PLC	495,247,829
8,097,950	Heineken Holding NV	288,816,980
5,405,900	Hershey Co.	288,350,706
		2,879,079,767
HEALTH CARE EQUIPMENT & SERVICES – (2.92%)
5,061,600	Cardinal Health, Inc.	340,898,760
8,664,500	Caremark Rx, Inc.*	394,667,975
7,902,900	HCA, Inc.	346,858,281
		1,082,425,016
HOUSEHOLD & PERSONAL PRODUCTS – (1.68%)
8,024,000	Avon Products, Inc.	261,662,640
6,225,000	Procter & Gamble Co.	362,357,250
		624,019,890
INSURANCE BROKERS – (1.34%)
8,617,400	Aon Corp.	361,155,234
4,466,700	Marsh & McLennan Cos, Inc.	136,993,689
		498,148,923
INTERNET RETAIL – (0.30%)
2,367,750	Expedia, Inc.*	44,146,699
2,367,750	IAC/InterActiveCorp* (d)	68,368,781
		112,515,480
LIFE & HEALTH INSURANCE – (0.17%)
1,493,400	Sun Life Financial Inc.	62,812,404
MATERIALS – (4.57%)
4,668,500	BHP Billiton PLC	96,114,499
4,019,100	Martin Marietta Materials, Inc. (b)	426,667,656
1,654,000	Rio Tinto PLC	90,967,120
13,079,700	Sealed Air Corp. (b)	704,341,845

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (Continued)
4,400,520	Vulcan Materials Co.	$373,868,179
		1,691,959,299
MOVIES & ENTERTAINMENT – (0.98%)
21,257,500	News Corp., Class A	364,778,700
MULTI-LINE INSURANCE – (6.34%)
23,810,210	American International Group, Inc.	1,553,616,203
7,492,200	Loews Corp.	795,297,030
		2,348,913,233
PROPERTY & CASUALTY INSURANCE – (6.22%)
11,203	Berkshire Hathaway Inc., Class A*	997,067,000
13,275	Berkshire Hathaway Inc., Class B*	39,187,800
3,218,400	Chubb Corp.	165,876,336
86,130	Markel Corp.*	30,080,902
9,890,100	Progressive Corp. (Ohio) (b)	1,073,372,553
		2,305,584,591
PUBLISHING – (1.31%)
1,620,900	Gannett Co., Inc.	89,149,500
4,778,665	Lagardere S.C.A. (d)	394,884,157
		484,033,657
REAL ESTATE – (1.36%)
10,749,204	General Growth Properties, Inc.	504,675,128
REINSURANCE – (1.13%)
617,200	Everest Re Group, Ltd.	56,165,200
6,293,762	Transatlantic Holdings, Inc. (b)	361,576,627
		417,741,827
SOFTWARE & SERVICES – (3.03%)
12,836,300	Iron Mountain Inc.* (b)	501,899,330
25,660,800	Microsoft Corp.	620,093,232
		1,121,992,562
TECHNOLOGY HARDWARE & EQUIPMENT – (2.12%)
10,125,000	Dell Inc.*	265,325,625
6,654,400	Hewlett-Packard Co.	216,068,368
4,004,300	Lexmark International, Inc., Class A*	195,009,410
4,830,300	Nokia Oyj, ADR	109,454,598
		785,858,001
TELECOMMUNICATION SERVICES – (1.78%)
8,171,000	SK Telecom Co., Ltd., ADR	218,165,700
17,790,000	Sprint Nextel Corp.	441,192,000
		659,357,700

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (3.30%)
17,033,500	Golden West Financial Corp. (b)	$1,224,197,645
TRANSPORTATION – (1.78%)
54,524,000	China Merchants Holdings International Co., Ltd.	186,357,551
47,430,000	Cosco Pacific Ltd.	113,171,811
370,560	Kuehne & Nagel International AG, Registered	134,381,035
2,794,000	United Parcel Service, Inc., Class B	226,509,580
		660,419,977

Total Common Stock – (identified cost $23,373,795,836)	36,719,023,982

CONVERTIBLE BONDS – (0.31%)

TELECOMMUNICATION SERVICES – (0.31%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $68,500,000)	114,994,375

REPURCHASE AGREEMENTS – (0.44%)

73,987,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $74,016,410
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/19-02/01/36, total market
	value $75,466,740)	73,987,000
90,271,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $90,306,883
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 11/01/35-04/01/36, total market
	value $92,076,420)	90,271,000

Total Repurchase Agreements – (identified cost $164,258,000)	164,258,000

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2006 (Unaudited)

Principal	Security	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.79%)

MONEY MARKET INSTRUMENTS – (0.25%)
$93,244,248	UBS Private Money Market LLC, 4.738752% (identified cost $93,244,248)	$93,244,248

REPURCHASE AGREEMENTS – (0.54%)

90,086,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $90,121,809
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/19-02/01/36, total market
	value $91,887,720)	90,086,000
109,914,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $109,957,691
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 11/01/35-04/01/36, total market
	value $112,112,280)	109,914,000

Total Repurchase Agreements – (identified cost $200,000,000)	200,000,000

Total Investment of Cash Collateral for
Securities Loaned – (identified cost $293,244,248)	293,244,248

Total Investments – (identified cost $23,899,798,084) – (100.62%)(a)	37,291,520,605
Liabilities Less Other Assets – (0.62%)	(229,884,521)
Net Assets – (100.00%)	$37,061,636,084

*Non-Income Producing Security.

(a)	Aggregate cost for Federal Income Tax purposes is $23,911,836,922. At April 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$13,777,422,843
Unrealized depreciation	(397,739,160)
Net unrealized appreciation	$13,379,683,683

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2006 (Unaudited)

(b)

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the nine months ended April 30, 2006. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2006, amounts to $6,407,520,605. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2005	Gross Additions	Gross Reductions	Shares April 30, 2006	Dividend Income
Costco Wholesale Corp.	20,947,600	3,383,000	–	24,330,600	$8,005,012
D&B Corp.	5,015,400	–	–	5,015,400	–
Golden West Financial Corp.	14,755,000	2,278,500	–	17,033,500	3,610,660
H&R Block, Inc.	8,869,600	8,869,600	–	17,739,200	6,652,200
Iron Mountain Inc.	12,836,300	–	–	12,836,300	–
Julius Baer Holding, Ltd. AG (c)	2,687,260	2,015,445	–	4,702,705	–
Lexmark International, Inc., Class A (c)	5,550,100	390,000	1,935,800	4,004,300	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	2,773,179
Progressive Corp. (Ohio)	9,890,100	–	–	9,890,100	890,109
Sealed Air Corp.	13,079,700	–	–	13,079,700	1,961,955
Transatlantic Holdings, Inc.	6,264,462	29,300	–	6,293,762	2,258,722

(c)	Not an affiliate as of April 30, 2006.
(d)

Security is partially on loan – The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2006, the Fund had on loan securities valued at $284,109,275; cash of $293,244,248 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

*	Non-Income Producing Security.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

April 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.42%)

ADVERTISING – (3.29%)
122,800	WPP Group PLC	$1,516,019
AUTOMOBILES & COMPONENTS – (5.25%)
10,800	Continental AG	1,285,818
22,300	Harley-Davidson, Inc.	1,133,732
		2,419,550
AUTOMOTIVE RETAIL – (1.70%)
34,807	AutoNation, Inc.*	783,854
BROADCASTING & CABLE TV – (9.08%)
43,000	Comcast Corp., Special Class A*	1,325,045
58,900	DIRECTV Group, Inc.*	1,006,012
222,000	Liberty Media Corp., Class A*	1,853,700
		4,184,757
CONSUMER SERVICES – (3.14%)
26,500	Apollo Group, Inc., Class A*	1,448,092
DEPARTMENT STORES – (2.62%)
8,400	Sears Holdings Corp.*	1,207,374
DIVERSIFIED FINANCIAL SERVICES – (4.37%)
8,533	Groupe Bruxelles Lambert S.A.	967,795
23,000	JPMorgan Chase & Co.	1,043,740
		2,011,535
ENERGY – (7.44%)
21,000	Devon Energy Corp.	1,262,310
16,900	EOG Resources, Inc.	1,186,887
12,100	Transocean Inc.*	980,947
		3,430,144
FOOD & STAPLES RETAILING – (6.29%)
20,200	Costco Wholesale Corp.	1,099,385
40,000	Wal-Mart Stores, Inc.	1,801,200
		2,900,585
FOOD, BEVERAGE, & TOBACCO – (1.67%)
10,500	Altria Group, Inc.	768,180
HEALTH CARE EQUIPMENT & SERVICES – (3.35%)
12,100	Cardinal Health, Inc.	814,935
11,600	Zimmer Holdings, Inc.*	729,640
		1,544,575
HOME IMPROVEMENT RETAIL – (3.26%)
19,300	Home Depot, Inc.	770,649
11,600	Lowe’s Cos, Inc.	731,380
		1,502,029

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

HOUSEHOLD & PERSONAL PRODUCTS – (3.53%)
49,900	Avon Products, Inc.	$1,627,239
INTERNET RETAIL – (1.06%)
13,900	Amazon.com, Inc.*	489,488
MATERIALS – (6.68%)
37,700	BHP Billiton PLC	776,163
16,200	Companhia Vale do Rio Doce, ADR	720,576
10,000	Monsanto Co.	834,000
13,600	Rio Tinto PLC	747,976
		3,078,715
MOVIES & ENTERTAINMENT – (4.13%)
110,900	News Corp., Class A	1,903,044
PROPERTY & CASUALTY INSURANCE – (1.74%)
9	Berkshire Hathaway Inc., Class A*	801,000
PUBLISHING – (9.77%)
54,500	Lagardere S.C.A.	4,503,598
SOFTWARE & SERVICES – (5.41%)
103,100	Microsoft Corp.	2,491,412
TECHNOLOGY HARDWARE & EQUIPMENT – (13.89%)
48,200	Cisco Systems, Inc.*	1,010,031
73,000	Dell Inc.*	1,912,965
42,600	Hewlett-Packard Co.	1,383,222
13,400	International Business Machines Corp.	1,103,356
43,500	Nokia Oyj	990,577
		6,400,151
TELECOMMUNICATION SERVICES – (1.75%)
32,500	Sprint Nextel Corp.	806,000

Total Common Stock – (identified cost $36,994,856)	45,817,341

STRIP VVPR – (0.00%)

DIVERSIFIED FINANCIAL SERVICES – (0.00%)
533	Groupe Bruxelles Lambert S.A. (identified cost $9)	7

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.53%)

$110,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $110,044
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/19-02/01/36, total market
	value $112,200)	$110,000
135,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $135,054
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 11/01/35-04/01/36, total market
	value $137,700)	135,000

	Total Short Term Investments – (identified cost $245,000)	245,000

Total Investments – (99.95%) – (identified cost $37,239,865) – (a)	46,062,348
Other Assets Less Liabilities – (0.05%)	23,078
Net Assets – (100%)	$46,085,426

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $37,817,683. At April 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$9,098,898
Unrealized depreciation	(854,233)
Net unrealized appreciation	$8,244,665

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: June 22, 2006

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: June 22, 2006